REPORTABLE SEGMENTS (Tables)	3 Months Ended
Mar. 31, 2021
Segment Reporting [Abstract]
SCHEDULE OF SEGMENT REPORTING, INFORMATION ON REVENUES AND LONG-LIVED ASSETS

Revenue from operations

	Quarter ended
	March 31, 2021	March 31, 2020
Reportable Segment:
Production Services	$136,767	$133,190
Drilling and Evaluation Services	75,659	66,109
Total revenue	$212,426	$199,299

Long-lived assets

	March 31, 2021	December 31, 2020
Reportable Segment:
Production Services	$286,820	$303,625
Drilling and Evaluation Services	121,968	124,062
Total Reportable Segments	408,788	427,687
Unallocated assets	14,861	10,056
Total long-lived assets	$423,649	$437,743

Operating income

	Quarter ended
	March 31, 2021	March 31, 2020

Reportable Segment:
Production Services	$14,182	$21,328
Drilling and Evaluation Services	9,713	7,868
Total Reportable Segments	23,895	29,196
Unallocated expenses	(7,934)	(10,681)
Total operating income	$15,961	$18,515

SCHEDULE OF REVENUE FROM EXTERNAL CUSTOMERS AND LONG-LIVED ASSETS, BY GEOGRAPHICAL AREAS

Revenue by geographic area

	Quarter ended March 31, 2021	Quarter ended March 31, 2020
Geographic Area:
Domestic (British Virgin Islands)	$-	$-
MENA	209,785	196,061
Rest of World	2,641	3,238
Total revenue	$212,426	$199,299

Long-lived assets by geographic area

	March 31, 2021	December 31, 2020
Geographic area:
Domestic (British Virgin Islands)	$-	$-
MENA	415,596	429,283
Rest of World	8,053	8,460
Total long-lived assets	$423,649	$437,743